Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Income
Net revenue	$ 3,666,132	$ 3,417,938	$ 10,742,568	$ 10,094,666
Cost of revenues	2,497,003	2,305,627	7,305,548	6,785,972
Gross profit	1,169,129	1,112,311	3,437,020	3,308,694
Selling, general and administrative			1,747,704	1,565,934
Research and development	33,211	27,867	94,504	83,327
Operating income	557,260	567,642	1,594,812	1,659,433
Other (income) expense:
Interest, net			310,452	311,040
Gain on the sale of dialysis clinics	(597)	(58)	(9,397)
Income before income taxes	454,088	459,677	1,284,360	1,487,993
Income tax expense	148,259	153,036	420,873	462,354
Net Income	305,829	306,641	863,487	1,025,639
Other comprehensive income loss derivatives qualifying as hedges before tax	(531)	6,651	19,359	14,893
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,318	4,794	19,095	13,537
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	30,460	80,407	(96,902)	32,791
Other comprehensive income loss tax	(2,517)	(4,576)	(12,431)	(28,534)
Less: Net income attributable to noncontrolling interests	32,855	36,779	102,490	95,942
Income attributable to the Company	272,974	269,862	760,997	929,697
Current assets:
Cash and cash equivalents	602,155	619,051	602,155	619,051	688,040	457,292
Trade accounts receivable less allowance for doubtful accounts of $353,082 in 2013 and $328,893 in 2012	3,001,900		3,001,900		3,019,424
Accounts receivable from related parties	141,272		141,272		137,809
Inventories	1,053,355		1,053,355		1,036,809
Prepaid expenses and other current assets	947,544		947,544		937,761
Deferred tax asset, current	297,949		297,949		307,613
Total current assets	6,044,175		6,044,175		6,127,456
Property, plant and equipment, net	3,007,904		3,007,904		2,940,603
Intangible assets	671,402		671,402		710,116
Goodwill	11,520,812		11,520,812		11,421,889
Deferred tax asset, non-current	141,288		141,288		133,753
Total assets	22,534,520		22,534,520		22,325,998
Current liabilities:
Accounts payable	505,405		505,405		622,294
Accounts payable to related parties	110,252		110,252		123,350
Accrued expenses and other current liabilities	1,888,529		1,888,529		1,787,471
Short-term borrowings and other financial liabilities	112,489		112,489		117,850
Short Term Borrowings Due To Related Parties Current Acquisitions	73,048		73,048		3,973
Current portion of long-term debt and capital lease obligations	471,561		471,561		334,747
Income tax payable, current	195,139		195,139		150,003
Deferred tax liability, current	33,614		33,614		30,303
Total current liabilities	3,390,037		3,390,037		3,169,991
Total long-term debt less current maturities	7,772,303		7,772,303		7,785,740
Other liabilities	302,755		302,755		260,257
Pension liabilities	474,856		474,856		457,673
Income tax payable, non-current	193,432		193,432		201,642
Deferred tax liability, non-current	662,627		662,627		664,001
Total liabilities	12,796,010		12,796,010		12,595,478
Noncontrolling interests subject to put provisions	641,021		641,021		523,260
Company shareholders' equity	8,854,525		8,854,525		8,942,506
Minority interest	242,964		242,964		264,754
Total equity	9,097,489		9,097,489		9,207,260	8,061,017
Total liabilities and equity	22,534,520		22,534,520		22,325,998
Consolidated Statements of Comprehensive Income
Net Income	305,829	306,641	863,487	1,025,639
Other comprehensive income loss derivatives qualifying as hedges before tax	(531)	6,651	19,359	14,893
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,318	4,794	19,095	13,537
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	30,460	80,407	(96,902)	32,791
Other comprehensive income loss tax	(2,517)	(4,576)	(12,431)	(28,534)
Other comprehensive income (loss), net of tax	33,730	87,276	(70,879)	32,687
Total comprehensive income	339,559	393,917	792,608	1,058,326
Comprehensive income attributable to noncontrolling interests	(33,619)	(37,934)	(100,936)	(97,183)
Comprehensive income attributable to the Company	305,940	355,983	691,672	961,143
FMCH [Member]
Other (income) expense:
Income attributable to the Company			569,158
Issuers [Member] | FMCH [Member]
Other (income) expense:
Interest, net				111,308
Issuers [Member] | FMC US Finance [Member]
Consolidated Statements of Income
Selling, general and administrative				0
Operating income				0
Other (income) expense:
Interest, net			(5,144)	(5,125)
Income before income taxes			5,144	5,125
Income tax expense			1,867	1,877
Net Income			3,277	3,248
Income attributable to the Company			3,277	3,248
Current assets:
Cash and cash equivalents	36	0	36	0	1
Accounts receivable from related parties	1,252,224		1,252,224		1,269,471
Total current assets	1,252,260		1,252,260		1,269,472
Total assets	1,252,260		1,252,260		1,269,472
Current liabilities:
Accounts payable to related parties					0
Accrued expenses and other current liabilities	11,833		11,833		29,771
Income tax payable, current					0
Total current liabilities	11,833		11,833		29,771
Total long-term debt less current maturities	1,168,699		1,168,699		1,172,397
Income tax payable, non-current	3,260		3,260
Total liabilities	1,183,792		1,183,792		1,204,281
Company shareholders' equity	68,468		68,468		65,191
Total equity	68,468		68,468		65,191
Total liabilities and equity	1,252,260		1,252,260		1,269,472
Consolidated Statements of Comprehensive Income
Net Income			3,277	3,248
Total comprehensive income			3,277
Comprehensive income attributable to the Company			3,277
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			69,946	27,391
Operating income			(69,946)	(27,391)
Other (income) expense:
Interest, net			149,956	160,923
Other, net			(1,001,160)	(1,175,959)
Income before income taxes			781,258	987,645
Income tax expense			20,261	57,948
Net Income			760,997	929,697
Other comprehensive income loss derivatives qualifying as hedges before tax			17,880	(6,629)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			97	22
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(83,209)	(14,402)
Other comprehensive income loss tax			(5,172)	3,629
Income attributable to the Company			760,997	929,697
Current assets:
Cash and cash equivalents	65	2,755	65	2,755	78	2
Accounts receivable from related parties	1,936,651		1,936,651		2,257,445
Prepaid expenses and other current assets	71,670		71,670		72,022
Deferred tax asset, current					0
Total current assets	2,008,386		2,008,386		2,329,545
Property, plant and equipment, net	692		692		611
Intangible assets	609		609		584
Deferred tax asset, non-current	74,649		74,649		51,111
Other assets	13,084,810		13,084,810		12,675,998
Total assets	15,169,146		15,169,146		15,057,849
Current liabilities:
Accounts payable	285		285		1,935
Accounts payable to related parties	2,231,722		2,231,722		2,234,205
Accrued expenses and other current liabilities	29,192		29,192		27,530
Short-term borrowings and other financial liabilities	27		27		38
Current portion of long-term debt and capital lease obligations	239,766		239,766		207,160
Income tax payable, current	127,094		127,094		130,636
Total current liabilities	2,631,087		2,631,087		2,603,126
Total long-term debt less current maturities	349,929		349,929		285,049
Long term borrowings from related parties	3,289,494		3,289,494		3,212,455
Other liabilities	5,600		5,600		6,696
Pension liabilities	10,661		10,661		7,753
Income tax payable, non-current	27,850		27,850		264
Total liabilities	6,314,621		6,314,621		6,115,343
Company shareholders' equity	8,854,525		8,854,525		8,942,506
Total equity	8,854,525		8,854,525		8,942,506
Total liabilities and equity	15,169,146		15,169,146		15,057,849
Consolidated Statements of Comprehensive Income
Net Income			760,997	929,697
Other comprehensive income loss derivatives qualifying as hedges before tax			17,880	(6,629)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			97	22
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(83,209)	(14,402)
Other comprehensive income loss tax			(5,172)	3,629
Other comprehensive income (loss), net of tax			(70,404)	(17,380)
Total comprehensive income			690,593	912,317
Comprehensive income attributable to the Company			690,593	912,317
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			1,525,867	1,394,861
Cost of revenues			1,009,678	890,050
Gross profit			516,189	504,811
Selling, general and administrative			156,445	148,291
Research and development			54,985	51,298
Operating income			304,759	305,222
Other (income) expense:
Interest, net			5,767	1,580
Other, net			238,088	201,306
Income before income taxes			60,904	102,336
Income tax expense			67,212	88,213
Net Income			(6,308)	14,123
Other comprehensive income loss derivatives qualifying as hedges before tax				(9)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,906	276
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			17,734	2
Other comprehensive income loss tax			(556)	(76)
Income attributable to the Company			(6,308)	14,123
Current assets:
Cash and cash equivalents	3,939	187	3,939	187	501	144
Trade accounts receivable less allowance for doubtful accounts of $353,082 in 2013 and $328,893 in 2012	148,801		148,801		170,627
Accounts receivable from related parties	1,134,433		1,134,433		1,449,317
Inventories	280,719		280,719		271,039
Prepaid expenses and other current assets	49,271		49,271		27,693
Total current assets	1,617,163		1,617,163		1,919,177
Property, plant and equipment, net	228,568		228,568		206,873
Intangible assets	74,649		74,649		67,874
Goodwill	56,664		56,664		54,848
Deferred tax asset, non-current	7,522		7,522		10,123
Other assets	28,184		28,184		650,255
Total assets	2,012,750		2,012,750		2,909,150
Current liabilities:
Accounts payable	29,090		29,090		41,114
Accounts payable to related parties	816,334		816,334		491,525
Accrued expenses and other current liabilities	140,393		140,393		102,728
Deferred tax liability, current	7,546		7,546		8,126
Total current liabilities	993,363		993,363		643,493
Long term borrowings from related parties	0		0		657,284
Other liabilities	14,629		14,629		12,679
Pension liabilities	219,439		219,439		202,219
Total liabilities	1,227,431		1,227,431		1,515,675
Company shareholders' equity	785,319		785,319		1,393,475
Total equity	785,319		785,319		1,393,475
Total liabilities and equity	2,012,750		2,012,750		2,909,150
Consolidated Statements of Comprehensive Income
Net Income			(6,308)	14,123
Other comprehensive income loss derivatives qualifying as hedges before tax				(9)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			1,906	276
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			17,734	2
Other comprehensive income loss tax			(556)	(76)
Other comprehensive income (loss), net of tax			19,084	193
Total comprehensive income			12,776	14,316
Comprehensive income attributable to the Company			12,776	14,316
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			(91,072)	17,612
Operating income			91,072	(17,612)
Other (income) expense:
Interest, net			131,973
Other, net			(593,924)	(723,885)
Income before income taxes			553,023	594,965
Income tax expense			(16,135)	(50,859)
Net Income			569,158	645,824
Other comprehensive income loss derivatives qualifying as hedges before tax				11,725
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			16,926	13,229
Other comprehensive income loss tax			(6,677)	(9,845)
Income attributable to the Company				645,824
Current assets:
Accounts receivable from related parties	1,638,081		1,638,081		3,562,953
Prepaid expenses and other current assets	17		17		167
Total current assets	1,638,098		1,638,098		3,563,120
Other assets	12,194,966		12,194,966		11,766,104
Total assets	13,833,064		13,833,064		15,329,224
Current liabilities:
Accounts payable to related parties	1,569,192		1,569,192		1,598,852
Accrued expenses and other current liabilities	9,688		9,688		3,157
Current portion of long-term debt and capital lease obligations	200,000		200,000		100,000
Total current liabilities	1,778,880		1,778,880		1,702,009
Total long-term debt less current maturities					2,559,340
Long term borrowings from related parties	2,057,898		2,057,898		2,019,925
Other liabilities					110,637
Total liabilities	6,235,872		6,235,872		6,391,911
Company shareholders' equity	7,597,192		7,597,192		8,937,313
Total equity	7,597,192		7,597,192		8,937,313
Total liabilities and equity	13,833,064		13,833,064		15,329,224
Consolidated Statements of Comprehensive Income
Net Income			569,158	645,824
Other comprehensive income loss derivatives qualifying as hedges before tax				11,725
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			16,926	13,229
Other comprehensive income loss tax			(6,677)	(9,845)
Other comprehensive income (loss), net of tax			10,249	15,109
Total comprehensive income			579,407	660,933
Comprehensive income attributable to the Company			579,407	660,933
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			11,646,195	10,838,232
Cost of revenues			8,699,457	8,014,600
Gross profit			2,946,738	2,823,632
Selling, general and administrative			1,590,946	1,336,427
Research and development			39,687	32,029
Operating income			1,316,105	1,455,176
Other (income) expense:
Interest, net			27,900	43,204
Gain on the sale of dialysis clinics			0
Income before income taxes			1,288,205	1,551,572
Income tax expense			464,200	555,710
Net Income			824,005	995,862
Other comprehensive income loss derivatives qualifying as hedges before tax			1,479	9,806
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			166	10
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(37,229)	49,371
Other comprehensive income loss tax			(26)	(22,242)
Income attributable to the Company			824,005	995,862
Current assets:
Cash and cash equivalents	598,115	616,159	598,115	616,159	686,457	457,145
Trade accounts receivable less allowance for doubtful accounts of $353,082 in 2013 and $328,893 in 2012	2,852,896		2,852,896		2,848,797
Accounts receivable from related parties	4,651,538		4,651,538		4,398,630
Inventories	913,073		913,073		885,613
Prepaid expenses and other current assets	825,766		825,766		837,152
Deferred tax asset, current	295,581		295,581		311,280
Total current assets	10,136,969		10,136,969		9,967,929
Property, plant and equipment, net	2,902,301		2,902,301		2,856,000
Intangible assets	596,216		596,216		641,714
Goodwill	11,464,148		11,464,148		11,367,041
Deferred tax asset, non-current	124,386		124,386		131,452
Other assets	5,348,178		5,348,178		(4,751,531)
Total assets	30,572,198		30,572,198		20,212,605
Current liabilities:
Accounts payable	476,030		476,030		579,245
Accounts payable to related parties	6,028,772		6,028,772		8,663,240
Accrued expenses and other current liabilities	1,688,889		1,688,889		1,611,997
Short-term borrowings and other financial liabilities	112,462		112,462		117,812
Short Term Borrowings Due To Related Parties Current Acquisitions	73,048		73,048		3,973
Current portion of long-term debt and capital lease obligations	31,795		31,795		27,587
Income tax payable, current	59,869		59,869		19,367
Deferred tax liability, current	64,397		64,397		61,774
Total current liabilities	8,535,262		8,535,262		11,084,995
Total long-term debt less current maturities	6,933,357		6,933,357		7,020,190
Long term borrowings from related parties	7,236		7,236		64,530
Other liabilities	250,842		250,842		96,322
Pension liabilities	244,756		244,756		247,701
Income tax payable, non-current	41,332		41,332		52,684
Deferred tax liability, non-current	692,077		692,077		685,158
Total liabilities	16,704,862		16,704,862		19,251,580
Noncontrolling interests subject to put provisions	641,021		641,021		523,260
Company shareholders' equity	12,983,351		12,983,351		173,011
Minority interest	242,964		242,964		264,754
Total equity	13,226,315		13,226,315		437,765
Total liabilities and equity	30,572,198		30,572,198		20,212,605
Consolidated Statements of Comprehensive Income
Net Income			824,005	995,862
Other comprehensive income loss derivatives qualifying as hedges before tax			1,479	9,806
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			166	10
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(37,229)	49,371
Other comprehensive income loss tax			(26)	(22,242)
Other comprehensive income (loss), net of tax			(35,610)	36,945
Total comprehensive income			788,395	1,032,807
Comprehensive income attributable to the Company			788,395	1,032,807
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(2,429,494)	(2,138,427)
Cost of revenues			(2,403,587)	(2,118,678)
Gross profit			(25,907)	(19,749)
Selling, general and administrative			21,439	36,213
Operating income			(47,178)	(55,962)
Other (income) expense:
Interest, net			0	(850)
Other, net			1,356,996	1,698,538
Income before income taxes			(1,404,174)	(1,753,650)
Income tax expense			(116,532)	(190,535)
Net Income			(1,287,642)	(1,563,115)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			5,802	(2,180)
Less: Net income attributable to noncontrolling interests			102,490	95,942
Income attributable to the Company			(1,390,132)	(1,659,057)
Current assets:
Cash and cash equivalents	0		0			0
Accounts receivable from related parties	(10,471,655)		(10,471,655)		(12,800,007)
Inventories	(140,437)		(140,437)		(119,843)
Prepaid expenses and other current assets	820		820		727
Deferred tax asset, current	2,368		2,368		(3,667)
Total current assets	(10,608,701)		(10,608,701)		(12,921,787)
Property, plant and equipment, net	(123,657)		(123,657)		(122,881)
Deferred tax asset, non-current	(65,269)		(65,269)		(58,933)
Other assets	(29,507,199)		(29,507,199)		(19,348,645)
Total assets	(40,304,898)		(40,304,898)		(32,452,302)
Current liabilities:
Accounts payable to related parties	(10,535,768)		(10,535,768)		(12,864,472)
Accrued expenses and other current liabilities	8,534		8,534		12,288
Short Term Borrowings Due To Related Parties Current Acquisitions	0		0		0
Income tax payable, current	8,176		8,176
Deferred tax liability, current	(41,330)		(41,330)		(41,219)
Total current liabilities	(10,560,388)		(10,560,388)		(12,893,403)
Total long-term debt less current maturities	(3,078,776)		(3,078,776)		(3,251,236)
Long term borrowings from related parties	(5,354,628)		(5,354,628)		(5,898,020)
Other liabilities	31,684		31,684		33,923
Income tax payable, non-current	120,990		120,990		146,581
Deferred tax liability, non-current	(29,450)		(29,450)		(21,157)
Total liabilities	(18,870,568)		(18,870,568)		(21,883,312)
Company shareholders' equity	(21,434,330)		(21,434,330)		(10,568,990)
Total equity	(21,434,330)		(21,434,330)		(10,568,990)
Total liabilities and equity	(40,304,898)		(40,304,898)		(32,452,302)
Consolidated Statements of Comprehensive Income
Net Income			(1,287,642)	(1,563,115)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			5,802	(2,180)
Other comprehensive income (loss), net of tax			5,802	(2,180)
Total comprehensive income			(1,281,840)	(1,565,295)
Comprehensive income attributable to noncontrolling interests			(100,936)	(97,183)
Comprehensive income attributable to the Company			$ (1,382,776)	$ (1,662,478)